SLM Student Loan Trust 2006-3

Quarterly Servicing Report

Distribution Date	04/25/2006
Collection Period	03/09/06 — 03/31/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-3 Deal Parameters

	Student Loan Portfolio Characteristics				03/09/2006	Activity	03/31/2006

A	i	Portfolio Balance			$2,454,680,162.54	($23,324,988.03)	$2,431,355,174.51
	ii	Interest to be Capitalized			29,363,325.81		29,479,233.14

	iii	Total Pool			$2,484,043,488.35		$2,460,834,407.65

	iv	Capitalized Interest			$61,000,000.00		$61,000,000.00
	v	Specified Reserve Account Balance			6,255,297.00		6,152,086.02

	vi	Total Adjusted Pool			$2,551,298,785.35		$2,527,986,493.67

B	i	Weighted Average Coupon (WAC)			5.090%		5.100%
	ii	Weighted Average Remaining Term			123.00		122.81
	iii	Number of Loans			808,484		805,138
	iv	Number of Borrowers			433,893		432,569
	v	Aggregate Outstanding Principal Balance — T-Bill			$175,262,560.74		$171,940,236.81
	vi	Aggregate Outstanding Principal Balance — Commercial Paper			$2,308,780,927.61		$2,288,894,170.84
	vii	Pool Factor			0.992775920		0.983500150

						% of		% of
	Notes			Spread	Balance 3/09/06	O/S Securities	Balance 4/25/06	O/S Securities
C	i	A-1 Notes	78442GRZ1	-0.020%	$687,000,000.00	26.738%	$651,722,401.70	25.718%
	ii	A-2 Notes	78442GSA5	0.000%	825,000,000.00	32.109%	825,000,000.00	32.556%
	iii	A-3 Notes	78442GSB3	0.040%	335,000,000.00	13.038%	335,000,000.00	13.220%
	iv	A-4 Notes	78442GSC1	0.080%	483,000,000.00	18.798%	483,000,000.00	19.060%
	v	A-5 Notes	78442GSD9	0.100%	162,293,000.00	6.316%	162,293,000.00	6.404%
	vi	B Notes	78442GSE7	0.200%	77,082,000.00	3.000%	77,082,000.00	3.042%

	vii	Total Notes			$2,569,375,000.00	100.000%	$2,534,097,401.70	100.000%

	Reserve Account				03/09/2006		04/25/2006
D	i	Required Reserve Acct Deposit (%)			0.25%		0.25%
	ii	Reserve Acct Initial Deposit ($)			$6,255,297.00
	iii	Specified Reserve Acct Balance ($)			$6,255,297.00		$6,152,086.02
	iv	Reserve Account Floor Balance ($)			$2,502,119.00		$2,502,119.00
	v	Current Reserve Acct Balance ($)			$6,255,297.00		$6,152,086.02

	Other Accounts				03/09/2006		04/25/2006
E	i	Capitalized Interest Account			$61,000,000.00		$61,000,000.00
	ii	Supplemental Purchase Account			$18,075,507.42		$0.00

	Asset/Liability				03/09/2006		04/25/2006
F	i	Total Adjusted Pool			$2,551,298,785.35		$2,527,986,493.67
	ii	Total Outstanding Balance Notes			$2,569,375,000.00		$2,534,097,401.70
	iii	Difference			$(18,076,214.65)		$(6,110,908.03)
	iv	Parity Ratio			0.99296		0.99759

II. 2006-3 Transactions from: 03/09/2006 through: 03/31/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$42,478,727.66
	ii	Principal Collections from Guarantor	14,954.48
	iii	Principal Reimbursements	1,424,625.73
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$43,918,307.87

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$46,777.98
	ii	Capitalized Interest	(2,945,265.26)

	iii	Total Non-Cash Principal Activity	$(2,898,487.28)

C	Student Loan Principal Purchases		$(17,694,832.56)

D	Total Student Loan Principal Activity		$23,324,988.03

E	Student Loan Interest Activity
	i	Regular Interest Collections	$2,071,309.37
	ii	Interest Claims Received from Guarantors	38.54
	iii	Collection Fees/Returned Items	16,039.90
	iv	Late Fee Reimbursements	75,072.61
	v	Interest Reimbursements	18,589.94
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,181,050.36

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(797.94)
	ii	Capitalized Interest	2,945,265.26

	iii	Total Non-Cash Interest Adjustments	$2,944,467.32

G	Student Loan Interest Purchases		$(5,944,614.63)

H	Total Student Loan Interest Activity		$(819,096.95)

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-3 Collection Account Activity 03/09/2006 through 03/31/2006

A	Principal Collections
	i	Principal Payments Received	$9,372,121.35
	ii	Consolidation Principal Payments	33,121,560.79
	iii	Reimbursements by Seller	32,779.22
	iv	Borrower Benefits Reimbursements	31,484.05
	v	Reimbursements by Servicer	273.70
	vi	Re-purchased Principal	1,360,088.76

	vii	Total Principal Collections	$43,918,307.87

B	Interest Collections
	i	Interest Payments Received	$1,741,144.61
	ii	Consolidation Interest Payments	330,203.30
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	347.89
	vi	Re-purchased Interest	18,242.05
	vii	Collection Fees/Return Items	16,039.90
	viii	Late Fees	75,072.61

	ix	Total Interest Collections	$2,181,050.36

C	Other Reimbursements		$26,033.97

D	Reserves in Excess of the Requirement		$103,210.98

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$276,374.24

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$129,517.32

K	Initial Deposits into Collection Account		$6,000,000.00

L	TOTAL AVAILABLE FUNDS		$52,634,494.74

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer		$—

M	NET AVAILABLE FUNDS		$52,634,494.74

N	Servicing Fees Due for Current Period		$1,372,332.25

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,392,332.25

IV. 2006-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	03/09/2006	03/31/2006	03/09/2006	03/31/2006	03/09/2006	03/31/2006	03/09/2006	03/31/2006	03/09/2006	03/31/2006
INTERIM:
In School
Current	4.702%	4.702%	292,763	284,074	36.211%	35.283%	$936,094,485.44	$907,517,115.51	38.135%	37.326%

Grace
Current	4.701%	4.701%	185,553	168,364	22.951%	20.911%	535,684,175.12	493,141,381.03	21.823%	20.283%

TOTAL INTERIM	4.702%	4.702%	478,316	452,438	59.162%	56.194%	$1,471,778,660.56	$1,400,658,496.54	59.958%	57.608%
REPAYMENT
Active
Current	5.698%	5.680%	235,296	243,643	29.103%	30.261%	$698,877,320.60	$709,800,646.48	28.471%	29.194%
31-60 Days Delinquent	5.603%	5.592%	20,261	23,571	2.506%	2.928%	54,285,867.91	63,939,568.71	2.212%	2.630%
61-90 Days Delinquent	5.619%	5.547%	11,219	14,098	1.388%	1.751%	28,401,554.34	34,907,146.40	1.157%	1.436%
91-120 Days Delinquent	5.716%	5.630%	5,922	7,203	0.732%	0.895%	14,910,613.46	17,470,436.20	0.607%	0.719%
> 120 Days Delinquent	5.908%	5.830%	5,973	7,542	0.739%	0.937%	17,324,664.44	19,735,647.10	0.706%	0.812%

Deferment
Current	5.245%	5.203%	29,505	32,200	3.649%	3.999%	88,440,564.44	95,666,475.72	3.603%	3.935%

Forbearance
Current	5.923%	5.846%	21,967	24,310	2.717%	3.019%	80,568,720.73	88,687,207.58	3.282%	3.648%

TOTAL REPAYMENT	5.672%	5.642%	330,143	352,567	40.835%	43.790%	$982,809,305.92	$1,030,207,128.19	40.037%	42.372%
Claims in Process (1)	5.570%	5.493%	25	133	0.003%	0.017%	$92,196.06	$489,549.78	0.004%	0.020%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.090%	5.100%	808,484	805,138	100.000%	100.000%	$2,454,680,162.54	$2,431,355,174.51	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
*	Percentages may not total 100% due to rounding.

V. 2006-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- GSL - Subsidized	4.984%	443,715	$1,114,713,321.21	45.847%
- GSL - Unsubsidized	4.901%	313,969	997,818,643.74	41.040%
- PLUS Loans	6.106%	45,497	312,416,418.23	12.849%
- SLS Loans	6.610%	1,957	6,406,791.33	0.264%

- Total	5.100%	805,138	$2,431,355,174.51	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%

-Four Year	5.070%	519,814	$1,692,102,479.57	69.595%
-Two Year	5.163%	194,172	502,375,604.76	20.662%
-Technical	5.188%	91,133	236,844,497.09	9.741%
-Other	4.876%	19	32,593.09	0.001%

- Total	5.100%	805,138	$2,431,355,174.51	100.000%

*	Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-3 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$5,477,549.04
B	Interest Subsidy Payments Accrued During Collection Period	2,345,921.72
C	Special Allowance Payments Accrued During Collection Period	2,392,883.67
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	276,374.24
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$10,492,728.67

VII. 2006-3 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate	Index

A	Class A-1 Interest Rate	0.006151752	3/09/06 - 4/25/06	1 NY Business Day	4.71198%	LIBOR

B	Class A-2 Interest Rate	0.006177863	3/09/06 - 4/25/06	1 NY Business Day	4.73198%	LIBOR

C	Class A-3 Interest Rate	0.006230085	3/09/06 - 4/25/06	1 NY Business Day	4.77198%	LIBOR

D	Class A-4 Interest Rate	0.006282307	3/09/06 - 4/25/06	1 NY Business Day	4.81198%	LIBOR

E	Class A-5 Interest Rate	0.006308418	3/09/06 - 4/25/06	1 NY Business Day	4.83198%	LIBOR

F	Class B Interest Rate	0.006438974	3/09/06 - 4/25/06	1 NY Business Day	4.93198%	LIBOR

VIII. 2006-3 Inputs From Initial Period 3/9/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,454,680,162.54
	ii	Interest To Be Capitalized	29,363,325.81

	iii	Total Pool	$2,484,043,488.35
	iv	Specified Reserve Account Balance	6,255,297.00
	v	Capitalized Interest	61,000,000.00

	vi	Total Adjusted Pool	$2,551,298,785.35

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,569,375,000.00

D	Note Balance 03/09/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$687,000,000.00	$825,000,000.00	$335,000,000.00	$483,000,000.00	$162,293,000.00	$77,082,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$6,255,297.00
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-3 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$6,255,297.00
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$6,255,297.00
iv	Required Reserve Account Balance	$6,152,086.02

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve - Release to Collection Account	$103,210.98
vii	Ending Reserve Account Balance	$6,152,086.02

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning of Period Account Balance	$61,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$61,000,000.00

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/23/2006
i	Beginning Balance	$18,075,507.42
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$(17,945,990.10)
iv	Transfers to Collection Account	$(129,517.32)

v	Ending Balance	$0.00

X. 2006-3 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$52,634,494.74	$52,634,494.74

B	Primary Servicing Fees-Current Month		$1,372,332.25	$51,262,162.49

C	Administration Fee		$20,000.00	$51,242,162.49

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,226,253.40	$47,015,909.09
	ii	Class A-2	$5,096,736.79	$41,919,172.30
	iii	Class A-3	$2,087,078.48	$39,832,093.82
	iv	Class A-4	$3,034,354.39	$36,797,739.43
	v	Class A-5	$1,023,812.14	$35,773,927.29

	vi	Total Class A Interest Distribution	$15,468,235.20

E	Class B Noteholders’ Interest Distribution Amount		$496,328.99	$35,277,598.30

F	i	Class A-1	$35,277,598.30	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00

	vi	Total Class A Principal Distribution	$35,277,598.30

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,431,355,174.51
	ii	Borrower Interest Accrued	5,477,549.04
	iii	Interest Subsidy Payments Accrued	2,345,921.72
	iv	Special Allowance Payments Accrued	2,392,883.67
	v	Capitalized Interest Account Balance	61,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	6,152,086.02

	vii	Total	$2,508,723,614.96
	viii	Less: Specified Reserve Account Balance	(6,152,086.02)

	ix	Total	$2,502,571,528.94

	x	Class A Notes Outstanding (after application of available funds)	$2,457,015,401.70

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

XI. 2006-3 Distributions and Account Reconciliations

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Quarterly Interest Due		$4,226,253.40	$5,096,736.79	$2,087,078.48	$3,034,354.39	$1,023,812.14	$496,328.99
	ii	Quarterly Interest Paid		4,226,253.40	5,096,736.79	2,087,078.48	3,034,354.39	1,023,812.14	496,328.99

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$41,388,506.33	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		35,277,598.30	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$6,110,908.03	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$39,503,851.70	$5,096,736.79	$2,087,078.48	$3,034,354.39	$1,023,812.14	$496,328.99

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 3/31/06		$2,569,375,000.00
	ii	Adjusted Pool Balance 3/31/06		2,527,986,493.67

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$41,388,506.33

	iv	Adjusted Pool Balance 3/9/06		$2,551,298,785.35
	v	Adjusted Pool Balance 3/31/06		2,527,986,493.67

	vi	Current Principal Due (iv-v)		$23,312,291.68
	vii	Notes Issued Exceeding Adjusted Pool Balance		18,076,214.65

	viii	Principal Distribution Amount (vi + vii)		$41,388,506.33

	ix	Principal Distribution Amount Paid		$35,277,598.30

	x	Principal Shortfall (viii - ix)		$6,110,908.03

C		Total Principal Distribution		$35,277,598.30
D		Total Interest Distribution		15,964,564.19

E		Total Cash Distributions		$51,242,162.49

F	Note Balances			03/09/2006	Paydown Factor	04/25/2006
	i	A-1 Note Balance	78442GRZ1	$687,000,000.00		$651,722,401.70
		A-1 Note Pool Factor		1.000000000	0.051350216	0.948649784

	ii	A-2 Note Balance	78442GSA5	$825,000,000.00		$825,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GSB3	$335,000,000.00		$335,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GSC1	$483,000,000.00		$483,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GSD9	$162,293,000.00		$162,293,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GSE7	$77,082,000.00		$77,082,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-3 Historical Pool Information

			3/9/06-3/31/06

Beginning Student Loan Portfolio Balance			$2,454,680,162.54

	Student Loan Principal Activity
	i	Regular Principal Collections	$42,478,727.66
	ii	Principal Collections from Guarantor	14,954.48
	iii	Principal Reimbursements	1,424,625.73
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$43,918,307.87
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$46,777.98
	ii	Capitalized Interest	(2,945,265.26)

	iii	Total Non-Cash Principal Activity	$(2,898,487.28)

	Student Loan Principal Purchases		$(17,694,832.56)

(-)	Total Student Loan Principal Activity		$23,324,988.03

	Student Loan Interest Activity
	i	Regular Interest Collections	$2,071,309.37
	ii	Interest Claims Received from Guarantors	38.54
	iii	Collection Fees/Returned Items	16,039.90
	iv	Late Fee Reimbursements	75,072.61
	v	Interest Reimbursements	18,589.94
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,181,050.36

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(797.94)
	ii	Capitalized Interest	2,945,265.26

	iii	Total Non-Cash Interest Adjustments	$2,944,467.32

	Student Loan Interest Purchases		$(5,944,614.63)

	Total Student Loan Interest Activity		$(819,096.95)

(=)	Ending Student Loan Portfolio Balance		$2,431,355,174.51

(+)	Interest to be Capitalized		$29,479,233.14

(=)	TOTAL POOL		$2,460,834,407.65

(+)	Capitalized Interest		$61,000,000.00

(+)	Reserve Account Balance		$6,152,086.02

(=)	Total Adjusted Pool		$2,527,986,493.67

XIII. 2006-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,460,834,408	14.15%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.